Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the change in the fair value measurement of the contingent earnout liability
Beginning balance		$ 10,000		$ 10,000
Change in fair value of contingent earnout liability included in operating expenses	4,000	6,000		(10,000)
Ending balance